Leases	12 Months Ended
Feb. 28, 2022
Leases [Abstract]
Leases

14. LEASES

The Group’s operating leases mainly related to offices and learning centers in the PRC. As of February 28, 2021 and 2022, the Group had no leases that were classified as a financing lease. Total operating lease expenses for the years ended February 29, 2020, February 28, 2021 and 2022 were RMB67,465, RMB56,081 and RMB43,959 (US$6,968), respectively, and was recorded in cost of revenues or operating expenses on the consolidated statements of operations. The short term lease expenses for the years ended February 29, 2020, February 28, 2021 and 2022 were RMB515, RMB708 and nil, respectively and was recorded in the consolidated statements of operations. As of February 28, 2022, the Group did not have additional operating leases that have not yet commenced

Weighted-average remaining lease terms and discount rates are as follows:

	As of February 28,
	2021	2022
Weighted average remaining lease term (years)	3.6	4.3
Weighted average discount rate	5.5%	5.7%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2023	3,494	554
2024	2,776	440
2025	2,430	385
2026	1,513	240
2027	131	21
Thereafter	1,087	172
Total minimum lease payments	11,431	1,812
Less: amount representing interest	(2,503)	(396)
Present value of minimum lease payments	8,928	1,416